Consolidated Balance Sheets (USD $)	Oct. 31, 2012	Jul. 31, 2012
Current Assets
Cash	$ 2,234
Total Current Assets	2,234
TOTAL ASSETS	2,234	0
Current Liabilities
Accrued expenses	9,539	4,050
Total Current Liabilities	9,539	4,050
Liability for 1,600,415 and 610,415 shares of issuable common stock at October 31, 2012 and July 31, 2012, respectively	203,361	61,361
Total Liabilities	212,900	65,411
Stockholders'(Deficit)
Preferred stock: $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock: $0.001 par value; 500,000,000 shares authorized; 94,150,000 shares issued and outstanding	94,150	94,150
Additional Paid-in Capital	(22,709)	(22,709)
Retained earnings from discontinued operations	6,944	6,944
Accumulated deficit	(289,051)	(143,796)
Total Stockholders' (Deficit)	(210,666)	(65,411)
Total Liabilities and Stockholders' Deficit	$ 2,234	$ 0